Long-Term Debt (Repayment schedule) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term Debt, by Maturity [Abstract]
2014	$ 40,170
2015	2,175
2016	2,332
2017	190,466
2018	7,699
Thereafter	27,344
Total	$ 270,186	$ 234,209